Label	Element	Value
Pacer Swan SOS Moderate (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.70%
Pacer Swan SOS Moderate (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Pacer Swan SOS Moderate (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Pacer Swan SOS Moderate (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $739.89 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)
Pacer Swan SOS Moderate (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.10%
Pacer Swan SOS Moderate (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.50%)
Pacer Swan SOS Moderate (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%